FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Changes in Fair Value of Derivatives (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	$ 1,439,000,000	$ 1,500,000,000
Proceeds received from settlement of derivatives	(8,166,000,000)	(18,829,000,000)
Payment on derivatives settled	8,047,000,000	18,865,000,000
Increase (decrease) in fair value of derivatives	(309,000,000)	(97,000,000)
Derivative financial assets, end of year	1,011,000,000	1,439,000,000
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,383,000,000
Derivative financial liabilities, beginning of year	(29,000,000)
Proceeds received from settlement of derivatives	(6,906,000,000)	(17,620,000,000)
Payment on derivatives settled	6,826,000,000	17,630,000,000
Increase (decrease) in fair value of derivatives	97,000,000	(80,000,000)
Derivative financial assets, end of year	1,086,000,000	1,383,000,000
Derivative financial liabilities, end of year	(12,000,000)	(29,000,000)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	55,000,000	92,000,000
Proceeds received from settlement of derivatives	1,000,000	(15,000,000)
Payment on derivatives settled	0	0
Increase (decrease) in fair value of derivatives	(22,000,000)	(22,000,000)
Derivative financial assets, end of year	34,000,000	55,000,000
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,412,000,000	1,332,000,000
Proceeds received from settlement of derivatives	0	0
Payment on derivatives settled	0	0
Increase (decrease) in fair value of derivatives	(314,000,000)	80,000,000
Derivative financial assets, end of year	1,098,000,000	1,412,000,000
Cash flow hedges | Bond forwards
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning of year	0	(87,000,000)
Proceeds received from settlement of derivatives		0
Payment on derivatives settled		111,000,000
Increase (decrease) in fair value of derivatives		(24,000,000)
Derivative financial liabilities, end of year	0	0
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,000,000	122,000,000
Proceeds received from settlement of derivatives	(1,261,000,000)	(1,194,000,000)
Payment on derivatives settled	1,221,000,000	1,124,000,000
Increase (decrease) in fair value of derivatives	(70,000,000)	(51,000,000)
Derivative financial assets, end of year		1,000,000
Derivative financial liabilities, end of year	(109,000,000)
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,579,000,000
Derivative financial liabilities, beginning of year	(140,000,000)
Derivative financial assets, end of year	1,439,000,000	1,579,000,000
Derivative financial liabilities, end of year	(428,000,000)	(140,000,000)
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	0	41,000,000
Derivative financial liabilities, beginning of year	(29,000,000)
Derivative financial assets, end of year	0	0
Derivative financial liabilities, end of year	(12,000,000)	(29,000,000)
Before Offset Amount | Bond forwards
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	0
Derivative financial assets, end of year		0
Before Offset Amount | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	55,000,000
Derivative financial liabilities, beginning of year	0
Derivative financial assets, end of year	34,000,000	55,000,000
Derivative financial liabilities, end of year	0	0
Before Offset Amount | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	1,508,000,000
Derivative financial liabilities, beginning of year	(96,000,000)
Derivative financial assets, end of year	1,405,000,000	1,508,000,000
Derivative financial liabilities, end of year	(307,000,000)	(96,000,000)
Before Offset Amount | Cash flow hedges | Bond forwards
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning of year	0
Derivative financial liabilities, end of year		0
Before Offset Amount | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	16,000,000
Derivative financial liabilities, beginning of year	(15,000,000)
Derivative financial assets, end of year	0	16,000,000
Derivative financial liabilities, end of year	$ (109,000,000)	$ (15,000,000)